Capital and Reserves (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 31, 2017 CAD ($) $ / shares shares	Jun. 30, 2017 CAD ($) $ / shares shares	Jan. 31, 2017 CAD ($)	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares
CapitalCommitmentsLineItems [Line Items]
Common stock, shares authorized, unlimited					Unlimited	Unlimited
Common stock, par value | $ / shares
Common stock, shares issued fully paid | shares					308,176,356
Common stock, shares issued to be delivered on receipt of payment | shares					61,500
Weighted average exercise price | $ / shares					$ 0.63	$ 0.75
Weighted average remaining life					3 years 3 months 4 days	4 years 18 days
Fair value of options granted					$ 90	$ 107
Weighted average fair value at measurement, share options granted | $ / shares					$ 1.19	$ 0.46
2017 Rolling Option Plant [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares					10.00%
2017 Rolling Option Plant [Member] | Administrative Consulting Services [Member]
CapitalCommitmentsLineItems [Line Items]
Number of share-based compensation of granted shares issued | shares					133,200	150,000
2017 Deal Offering [Member]
CapitalCommitmentsLineItems [Line Items]
Commission, percentage				5.00%
2017 Deal Offering [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Number of common shares issued | shares				20,240,000
Common share, exercise price | $ / shares				$ 1.85
2016 Prospectus Offering [Member]
CapitalCommitmentsLineItems [Line Items]
Common stock, par value | $ / shares		$ 0.45
Number of common shares issued | shares		38,000,000
Common share, exercise price | $ / shares		$ 0.65
Proceeds from common stock			$ 49,067
Transaction cost			3,180
Net proceeds of common shares			$ 45,887
2016 Prospectus Offering [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Proceeds from common stock				$ 37,440
2016 Private Placement [Member]
CapitalCommitmentsLineItems [Line Items]
Common stock, par value | $ / shares	$ 0.45
Number of common shares issued | shares	4,444,376
Common share, exercise price | $ / shares	$ 0.65
Proceeds from capital stock	$ 2,000
Common stock, shares issued and purchase warrant, description	Each share purchase warrant is exercisable into one common share at an exercise price of $0.65 per common share until June 10, 2021.
Share issue related to issuance cost	$ 33
Proceeds from issuance of share capital	1,264
Proceeds from issuance of warrants	$ 703
2016 Prospectus Financing [Member]
CapitalCommitmentsLineItems [Line Items]
Proceeds from capital stock		$ 17,100
Common stock, shares issued and purchase warrant, description		Each Unit consisted of one common share and one common share purchase warrant, which entitles the holder to purchase an additional common share at an exercise price of $0.65 per common share until June 10, 2021.
Share issue related to issuance cost		$ 1,072
Proceeds from issuance of share capital		10,347
Proceeds from issuance of warrants		$ 5,683
Deferred Share Units Plan [Member]
CapitalCommitmentsLineItems [Line Items]
Number of share-based compensation of granted shares issued | shares
Non-executive directors received compensation percentage					100.00%
Deferred share units outstanding | shares					458,129	458,129
Deferred Share Units Plan [Member] | Maximum [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares					2.00%
Group's Share-Based Compensation Plans [Member] | Minimum [Member]
CapitalCommitmentsLineItems [Line Items]
Total number of shares issued outstanding shares percentage					10.00%
Restricted Share Units Plan [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares					3.00%